Impact on adoption of new IFRS	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Impact on adoption of new IFRS

4. Impact on adoption of new IFRS

Adoption of IFRS 15

Effective April 1, 2018, the Company adopted IFRS 15. As a result, the Company has changed its accounting policy for revenue recognition, which has been detailed below.

The Company has applied the standard retrospectively with the cumulative effect being recognized as a transition adjustment to the Company’s opening retained earnings as at April 1, 2018. The comparative information has not been restated and continues to be reported in accordance with the principles of IAS 18 “Revenue.” The initial application of the standard applies to active contracts as at April 1, 2018.

The key area impacted upon adoption of IFRS 15 relates to the accounting for sales commission costs. Specifically, under IFRS 15, a portion of sales commission costs have been recorded as an asset and amortized on a straight-line basis over the expected life of contract rather than expensed as incurred under the Company’s former accounting policy (Refer Note 20).

Adoption of IFRS 9

On April 1, 2018, the Company adopted the standard IFRS 9 “Financial Instruments” (“IFRS 9”) by availing the relief from restating comparative information. This standard replaces IAS 39 “Financial Instruments: Recognition and Measurement” (“IAS 39”). The cumulative impact on adoption of the standard has been recognized as an adjustment to the Company’s opening retained earnings as at April 1, 2018.

The standard provides limited exception from prospective application of the new standard for the time value of options, when only the intrinsic value is designated by restating the comparative periods. The time value of options did not have any material impact on the consolidated financial statements. Hence, prior period comparative figures have not been restated and the cumulative impact has been recognized as an adjustment to the Company’s retained earnings as at April 1, 2018.

The key areas impacted upon adoption of the standard relates to the recognition of gains/losses on cash flow hedges on intercompany forecasted revenue transactions as part of revenues, which had previously been recognized in the foreign exchange gains/losses, net, accounting for time value of options and the presentation of classification and measurement of the Company’s financial instruments.

The impact of this standard resulted in an increase in retained earnings of $2,777 as at April 1, 2018 with a corresponding increase in the losses in other components of equity of $2,761, increase in trade receivables of $74 and a decrease in other non-current assets of $84.

The cumulative effect of the changes made to the Company’s consolidated statement of financial position as at April 1, 2018 as a result of the adoption of IFRS 15 and IFRS 9 is as follows:

	As at March 31, 2018 (as previously reported)	Transition adjustments on adoption of IFRS 15	Transition adjustments on adoption of IFRS 9	As at April 1, 2018 (as adjusted)
ASSETS
Current assets:
Cash and cash equivalents	$99,829	$—	$—	$99,829
Investments	120,960	—	—	120,960
Trade receivables, net	71,388	—	74	71,462
Unbilled revenue	61,721	—	—	61,721
Funds held for clients	10,066	—	—	10,066
Derivative assets	11,738	—	—	11,738
Prepayments and other current assets	24,847	1,520	—	26,367

Total current assets	400,549	1,520	74	402,143

Non-current assets:
Goodwill	135,186	—	—	135,186
Intangible assets	89,652	—	—	89,652
Property and equipment	60,606	—	—	60,606
Derivative assets	3,245	—	—	3,245
Deferred tax assets	27,395	(1,803)	27	25,619
Investments	542	—	—	542
Other non-current assets	42,388	5,861	(84)	48,165

Total non-current assets	359,014	4,058	(57)	363,015

TOTAL ASSETS	759,563	5,578	17	765,158

LIABILITIES AND EQUITY
Current liabilities:
Trade payables	19,703	—	—	19,703
Provisions and accrued expenses	28,826	—	—	28,826
Derivative liabilities	6,466	—	—	6,466
Pension and other employee obligations	64,617	—	—	64,617
Current portion of long- term debt	27,740	—	—	27,740
Contract liabilities	2,908	27	—	2,935
Current taxes payable	1,262	—	—	1,262
Other liabilities	15,739	—	—	15,739

Total current liabilities	167,261	27	—	167,288

Non-current liabilities:
Derivative liabilities	2,289	—	—	2,289
Pension and other employee obligations	9,621	—	—	9,621
Long- term debt	61,391	—	—	61,391
Contract liabilities	571	37	—	608
Other non-current liabilities	11,662	—	—	11,662
Deferred tax liabilities	11,812	3	1	11,816

Total non-current liabilities	97,346	40	1	97,387

TOTAL LIABILITIES	264,607	67	1	264,675

Shareholders’ equity:
Share capital	8,533	—	—	8,533
Share premium	371,764	—	—	371,764
Retained earnings	364,424	5,511	2,777	372,712
Other components of equity	(115,534)	—	(2,761)	(118,295)
Less: shares, held in treasury, at cost	(134,231)	—	—	(134,231)

Total shareholders’ equity	494,956	5,511	16	500,483

TOTAL LIABILITIES AND EQUITY	$759,563	$5,578	$17	$765,158

Details showing the classification and measurement of the Company’s financial instruments on adoption of IFRS 9 as at April 1, 2018:

	IAS 39 Category	IFRS 9 Category	Total carrying value	Total fair value
Cash and cash equivalents	Loans and receivables	Financial assets at amortized cost	$99,829	$99,829
Investment in fixed deposits	Loans and receivables	Financial assets at amortized cost	21,548	21,548
Investments in marketable securities and mutual funds	Available for sale	Financial assets at FVTPL	99,954	99,954
Trade receivables	Loans and receivables	Financial assets at amortized cost	71,388	71,388
Unbilled revenue	Loans and receivables	Financial assets at amortized cost	61,721	61,721
Funds held for clients	Loans and receivables	Financial assets at amortized cost	10,066	10,066
Prepayments and other assets	Loans and receivables	Financial assets at amortized cost	4,410	4,410
Other non-current assets	Loans and receivables	Financial assets at amortized cost	10,243	10,243
Derivative assets	Financial assets at FVTPL	Financial assets at FVTPL	2,212	2,212
Derivative assets	Derivative designated as cash flow hedges (carried at fair value)	Financial assets at FVOCI	12,771	12,771

Total carrying value			$394,142	$394,142

The impact of the adoption of IFRS 15 and IFRS 9 on the Company’s consolidated statement of financial position as at March 31, 2019 was as follows:

	As reported (includes the impact of adoption of IFRS 15 and IFRS 9)	Adjustments on adoption of IFRS 15	Adjustments on adoption of IFRS 9	Balances without adoption of IFRS 15 and IFRS 9
ASSETS
Current assets:
Cash and cash equivalents	$85,444	$—	$—	$85,444
Investments	67,913	—	—	67,913
Trade receivables, net	73,872	—	115	73,987
Unbilled revenue	66,752	—	—	66,752
Funds held for clients	7,063	—	—	7,063
Derivative assets	13,394	—	—	13,394
Contract assets	4,190	(1,820)	—	2,370
Prepayment and other current assets	16,783	—	—	16,783

Total current assets	335,411	(1,820)	115	333,706

Non-current assets:
Goodwill	130,811	—	—	130,811
Intangible assets	80,188	—	—	80,188
Property and equipment	60,998	—	—	60,998
Derivative assets	5,687	—	—	5,687
Deferred tax assets	23,772	1,219	(4)	24,987
Investments	82,487	—	—	82,487
Contract assets	22,037	(6,967)	—	15,070
Other non-current assets	44,239	—	112	44,351

Total non-current assets	450,219	(5,748)	108	444,579

TOTAL ASSETS	785,630	(7,568)	223	778,285

LIABILITIES AND EQUITY
Current liabilities:
Trade payables	17,831	—	—	17,831
Provisions and accrued expenses	27,619	—	—	27,619
Derivative liabilities	2,096	—	—	2,096
Pension and other employee obligations	68,121	—	—	68,121
Current portion of long-term debt	27,969	—	—	27,969
Contract liabilities	5,427	(9)	—	5,418
Current taxes payable	2,603	—	—	2,603
Other liabilities	10,294	—	—	10,294

Total current liabilities	161,960	(9)	—	161,951

Non-current liabilities:
Derivative liabilities	307	—	—	307
Pension and other employee obligations	11,248	—	—	11,248
Long- term debt	33,422	—	—	33,422
Contract liabilities	6,609	—	—	6,609
Other non-current liabilities	8,959	—	—	8,959
Deferred tax liabilities	10,706	(3)	(1)	10,702

Total non-current liabilities	71,251	(3)	(1)	71,247

TOTAL LIABILITIES	233,211	(12)	(1)	233,198

Shareholders’ equity:
Share capital	8,056	—	—	8,056
Share premium	269,529	—	—	269,529
Retained earnings	478,145	(7,864)	(366)	469,915
Other components of equity	(146,894)	308	590	(145,996)
Less: shares, held in treasury, at cost	(56,417)	—	—	(56,417)

Total shareholders’ equity	552,419	(7,556)	224	545,087

TOTAL LIABILITIES AND EQUITY	$785,630	$(7,568)	$223	$778,285

The impact of the adoption of IFRS 15 and IFRS 9 on the Company’s consolidated statement of income for the year ended March 31, 2019 was as follows:

	Year ended March 31, 2019
	As reported (includes the impact of adoption of IFRS 15 and IFRS 9)	Adjustments on adoption of IFRS 15	Adjustments on adoption of IFRS 9	Amounts without adoption of IFRS 15 and IFRS 9
Revenue	$809,120	$—	$642	$809,762
Cost of revenue	518,236	281	—	518,517

Gross profit	290,884	(281)	642	291,245
Operating expenses:
Selling and marketing expenses	44,573	1,489	—	46,062
General and administrative expenses	115,261	—	(220)	115,041
Foreign exchange gain, net	(4,495)	—	(2,198)	(6,693)
Amortization of intangible assets	15,783	—	—	15,783

Operating profit	119,762	(1,770)	3,060	121,052
Other income, net	(14,594)	—	—	(14,594)
Finance expense	3,204	—	—	3,204

Profit before income taxes	131,152	(1,770)	3,060	132,442
Income tax expense	25,719	583	649	26,951

Profit after tax	$105,433	$(2,353)	$2,411	$105,491

The

impact of the adoption of IFRS 15 and IFRS 9 on the Company’s consolidated cashflows for the year ended March 31, 2019 was as follows:

	Year ended March 31, 2019
	As reported (includes the impact of adoption of IFRS 15 and IFRS 9)	Adjustments on adoption of IFRS 15	Adjustments on adoption of IFRS 9	Amounts without adoption of IFRS 15 and IFRS 9
Cash flows from operating activities:
Profit after tax	$105,433	$(2,353)	$2,411	$105,491
Adjustments to reconcile profit after tax to net cash generated from operating activities:
Depreciation and amortization	36,117	—	—	36,117
Share-based compensation expense	30,305	—	—	30,305
Amortization of debt issue cost	360	—	—	360
Allowances for ECL	659	—	—	659
Unrealized exchange loss/(gain), net	(2,441)	—	—	(2,441)
Current tax expense	27,526	—	—	27,526
Interest expense	2,844	—	—	2,844
Interest income	(2,556)	—	—	(2,556)
Income from marketable securities	(7,979)	—	—	(7,979)
Loss on sale of property and equipment	25	—	—	25
Deferred income taxes	(1,807)	583	649	(575)
Deferred rent	1,578	—	—	1,578
Excess tax benefit from share-based compensation expense	(1,260)	—	—	(1,260)
Unrealized (gain)/loss on derivative instruments	(372)	—	(2,840)	(3,212)
Changes in operating assets and liabilities:
Trade receivables and unbilled revenue	(14,822)	—	(190)	(15,012)
Other assets	(17,340)	1,779	(30)	(15,591)
Trade payables	(585)	—	—	(585)
Contract liabilities	8,714	(9)	—	8,705
Other liabilities	8,279	—	—	8,279

Cash generated from operating activities before interest and income taxes:	172,678	—	—	172,678
Income taxes paid	(22,992)	—	—	(22,992)
Interest paid	(2,521)	—	—	(2,521)
Interest received	2,489	—	—	2,489

Net cash provided by operating activities	149,654	—	—	149,654

Cash flows from investing activities:
Acquisition of HotelBeds	(233)	—	—	(233)
Payment of contingent considerations in relation to acquisitions	(6,922)	—	—	(6,922)
Government grants repaid	(200)	—	—	(200)
Purchase of property and equipment and intangible assets	(32,292)	—	—	(32,292)
Marketable securities (purchased)/sold, net	42,037	—	—	42,037
Proceeds from sale of property and equipment	120	—	—	120
Investment in fixed deposits	(27,899)	—	—	(27,899)
Proceeds from maturity of fixed deposits	31,336	—	—	31,336
Marketable securities (long-term) sold / (purchased), net	(78,823)	—	—	(78,823)
Profit on sale of marketable securities (short-term)	1,497	—	—	1,497
Dividends received	32	—	—	32

Net cash used in investing activities	(71,347)	—	—	(71,347)

Cash flows from financing activities:
Repurchase of shares	(56,417)	—	—	(56,417)
Repayment of long-term debt	(28,100)	—	—	(28,100)
Excess tax benefit from share-based compensation expense	1,260	—	—	1,260

Net cash used in financing activities	(83,257)	—	—	(83,257)

Exchange difference on cash and cash equivalents	(9,435)	—	—	(9,435)
Net change in cash and cash equivalents	(14,385)	—	—	(14,385)
Cash and cash equivalents at the beginning of the year	99,829	—	—	99,829

Cash and cash equivalents at the end of the year	85,444	—	—	85,444